STOCKHOLDERS' EQUITY (Stock Warrants) (Details) (USD $)	12 Months Ended		1 Months Ended		1 Months Ended		12 Months Ended	1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Feb. 20, 2012 ipCapital Group Incorporated [Member]	Feb. 29, 2012 ipCapital Engagement Letter [Member]	Feb. 20, 2012 ipCapital Engagement Letter [Member] ipCapital Group Incorporated [Member]	Feb. 29, 2012 ipCapital Engagement Letter [Member] ipCapital Group Incorporated [Member]	Dec. 31, 2012 ipCapital Engagement Letter [Member] ipCapital Group Incorporated [Member]	Feb. 29, 2012 ipCapital Engagement Letter [Member] ipCapital Group Incorporated [Member] Minimum [Member]	Feb. 29, 2012 ipCapital Engagement Letter [Member] ipCapital Group Incorporated [Member] Maximum [Member]	Feb. 20, 2012 ipCapital Consulting Agreement [Member] ipCapital Group Incorporated [Member]	Jul. 30, 2012 Consultant [Member]	Feb. 29, 2012 Century Media Warrant [Member]	Feb. 29, 2012 Century Media Warrant [Member] Exercise Price 1 [Member]	Feb. 29, 2012 Century Media Warrant [Member] Exercise Price 2 [Member]	Feb. 29, 2012 Century Media Warrant [Member] Exercise Price 3 [Member]	Feb. 29, 2012 Century Media Warrant [Member] Exercise Price 4 [Member]	Feb. 29, 2012 Century Media Warrant [Member] Exercise Price 5 [Member]
Stockholders' Equity Note [Line Items]
Professional fees - accounting and legal								$ 240,000	$ 365,000
Warrant term					5 years	3 years					5 years
Warrants to purchase common stock, shares						100,000					45,000	250,000
Sale of investment units, warrant exercise price per share				4.62							4.0		4.5	4.75	5.0	5.25	6.0
Percentage of consulting warrant stock vests and becomes exercisable				33.33%
Value of warrant			200,000								92,000
Consulting fee per month	320,000											10,000
Warrants to purchase common stock, warrants exercised										4.5		50,000
Fair value of warrants	119,000		371,289				58,000					248,000
Issuance of common stock, net (in shares)												215,734
Issuance of common stock, net	$ 5,813,889	$ 66,935										$ 609,000